Average Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund	Average Annual Return, Caption	MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes) One Year	MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes) Five Years	MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes) Ten Years	MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes) Index No Deduction for Fees, Expenses, Taxes	Institutional Class One Year	Institutional Class Five Years	Institutional Class Ten Years	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Five Years	Institutional Class After Taxes on Distributions Ten Years	Institutional Class After Taxes on Distributions and Sales One Year	Institutional Class After Taxes on Distributions and Sales Five Years	Institutional Class After Taxes on Distributions and Sales Ten Years
Total	Average Annual Total Return as of December 31, 2019	18.42%	5.61%	3.68%	(reflects net dividends, which reflect the deduction of withholding taxes)	12.51%	3.23%	3.43%	12.09%	3.00%	3.21%	8.17%	2.77%	2.96%